Short-term investments (Tables)	12 Months Ended
Dec. 31, 2022
Short-term Investments [Abstract]
Schedule of short-term investments
	As of December 31,	As of December 31,
	2022	2021

Marketable securities	$5,611,815	$1,114,770
Time deposits	172,402	18,000,000
Wealth management products	51,160	16,328,476
Total	$5,835,377	$35,443,246